Income taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
U.S. Statutory rates	21.00%	21.00%	21.00%
Foreign income not recognized in USA	(21.00%)	(21.00%)	(21.00%)
China income taxes (including Hong Kong SAR)	4.10%	13.60%	16.00%
Australia income taxes	(0.60%)	1.10%
Impact of tax rate in other jurisdictions	(1.30%)	(6.40%)	(5.00%)
Impact of tax reduction of Hong Kong profits tax	0.10%
Tax effect of non-deductible expenses	(0.40%)	(7.90%)	(10.40%)
Valuation allowance	4.20%	0.40%	(0.10%)
Under provision in respect of prior years	(1.60%)	(2.20%)	(0.70%)
Other	0.10%	2.90%	0.60%
Effective income taxes	4.60%	1.50%	0.40%